INCOME TAXES	12 Months Ended
Dec. 31, 2016
INCOME TAXES [Text Block]

15. INCOME TAXES

Pre-tax income (loss) from continuing operations for the years ended December 31, 2016, 2015, and 2014 were taxable in the following jurisdictions:

	2016	2015	2014
PRC	$(1,442,284)	$3,397,483	$(27,612,320)
Others	(17,024,349)	(7,787,215)	(1,478,999)
Total income (loss) before income taxes	$(18,466,633)	$(4,389,732)	$(29,091,319)

United States

Because of the domestication transaction in 2012 by which CNIT BVI became the parent of our group, under Section 7874 of the Internal Revenue Code of 1986, as amended, the Company is treated for U.S. federal tax purposes as a U.S. corporation and, among other consequences, is subject to U.S. federal income tax on its worldwide income. It is management’s intention to reinvest all the income attributable to the Company earned by its operations outside the United States. Accordingly, no U.S. corporate income taxes are provided in these consolidated financial statements.

BVI

Under the current laws of the BVI, dividends and capital gains arising from the Company’s investments in the BVI and ordinary income, if any, are not subject to income taxes.

Hong Kong

Under the current laws of Hong Kong, ISSI, IST HK and HPC are subject to a profit tax rate of 16.5% .

PRC

Income tax (benefit) expense from continuing operations consists of the following:

	2016	2015	2014
Current taxes	$(307,557)	$543,944	$4,204
Deferred taxes	365,401	3,761,084	(4,603,763)
Income tax expense (benefit)	$57,844	$4,305,028	$(4,599,559)

Current income tax benefit was recorded in 2016 and was related to differences between the book and corporate income tax returns. Income tax expense recorded in 2015 primarily related to utilization of deferred tax assets relating to net operating loss carry forwards offset with taxable income recorded relating to the sale of assets held for sale discussed in Note 11.

	2016	2015	2014
PRC statutory tax rate	25%	25%	25%
Computed expected income tax (benefit) expense	$(4,616,658)	$(1,097,433)	$(7,272,830)
Tax rate differential benefit from tax holiday	652,038	(1,771,273)	1,753,640
Permanent differences	2,648,828	6,039,892	1,471,243
Tax effect of deductible temporary differences not recognized	264,418	601,779	(914,667)
Non-deductible tax loss	1,109,218	532,063	363,055
Income tax (benefit) expense	$57,844	$4,305,028	$(4,599,559)

The significant components of deferred tax assets and deferred tax liabilities were as follows as of December 31, 2016 and December 31, 2015:

	December 31, 2016		December 31, 2015
	Deferred	Deferred	Deferred	Deferred
	Tax	Tax	Tax	Tax
	Assets	Liabilities	Assets	Liabilities
Allowance for doubtful accounts	$1,007,812	$-	$1,810,234	$-
Loss carry-forwards	1,397,179	-	631,424	-
Fixed assets	35,341	(226,784)	111,803	(221,530)
Inventory valuation	302,134	-	1,323,187	-
Salary payable	28,569	-	16,618	-
Intangible assets	190,077	126,349	128,183	135,198
Gross deferred tax assets and liabilities	2,961,112	(100,435)	4,021,449	(86,332)

Valuation allowance	(2,860,677)	-	(3,561,212)	-

Total deferred tax assets and liabilities	$100,435	$(100,435)	$460,237	$(86,332)

The Company has net operating loss carry forwards totaling RMB67.0 million ($9.6 million) as of December 31, 2016, substantially all of which were from PRC subsidiaries and will expire on various dates through December 31, 2021. Valuation allowance for deferred tax asset was fully provided.

ISIOT, IST and Topcloud are all governed by the Income Tax Laws of the PRC. These companies are approved as being high-technology enterprises and subject to PRC enterprise income tax rate (“EIT”) at 15%, while Biznest is subject to a 12.5% of EIT.

The Company recognizes that virtually all tax positions in the PRC are not free of some degree of uncertainty due to tax law and policy changes by the State. However, the Company cannot reasonably quantify political risk factors and thus must depend on guidance issued by current State officials.

Based on all known facts, circumstances, and current tax law, the Company has recorded $- and $433,000 of unrecognized tax benefits as of December 31, 2016 and 2015, respectively. The Company believes that the total amount of unrecognized tax benefits as of December 31, 2015, if recognized, would not have a material effect on its effective tax rate. The Company further believes that there are no tax positions for which it is reasonably possible, based on current Chinese tax laws and policies, that the unrecognized tax benefits will significantly increase or decrease over the next 12 months, individually or in the aggregate, and have a material effect on the Company’s results of operations, financial condition or cash flows.

The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. Any accrued interest or penalties associated with any unrecognized tax benefits were not significant for the years ended 2016, 2015, and 2014.

Since the Company intends to reinvest its earnings to further expand its businesses in the PRC, the PRC subsidiaries do not intend to declare dividends to their parent companies in the foreseeable future. The Company’s foreign subsidiaries are in a cumulative deficit position. Accordingly, the Company has not recorded any deferred taxes on the cumulative amount of any undistributed deficit earnings. It is impractical to calculate the tax effect of the deficit at this time.